Commitments and contingencies (Movements in prepayments on flight equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deposits on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 2,930,303	$ 3,265,979
Prepayments made during the period	1,811,917	1,162,884
Interest paid and capitalized during the period	101,755	107,364
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,819,455)	(1,605,924)
Prepayments on flight equipment at end of period	$ 3,024,520	$ 2,930,303